Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $19,407,790.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 19,407,790
Final Prospectus	true